Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Property, plant and equipment, Cost Beginning	$ 2,142	$ 3,119
Additions		9
Disposals / Retirements	(1,335)	(895)
Reclassifications
Impact of foreign exchange rate changes	(30)	(91)
Property, plant and equipment, Cost Ending	777	2,142
Property, plant and equipment, Accumulated depreciation Beginning	2,077	3,018
Disposals / Retirements	(1,325)	(889)
Depreciation expense	17	35
Impact of foreign exchange rate changes	(27)	(87)
Property, plant and equipment, Accumulated depreciation Ending	742	2,077
Property, plant and equipment, Carrying amount	35	65
Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment, Cost Beginning	1,458	2,268
Additions		1
Disposals / Retirements	(1,019)	(758)
Reclassifications		11
Impact of foreign exchange rate changes	(17)	(64)
Property, plant and equipment, Cost Ending	422	1,458
Property, plant and equipment, Accumulated depreciation Beginning	1,414	2,210
Disposals / Retirements	(1,009)	(752)
Depreciation expense	9	19
Impact of foreign exchange rate changes	(14)	(63)
Property, plant and equipment, Accumulated depreciation Ending	400	1,414
Property, plant and equipment, Carrying amount	22	44
Furniture and Fixtures [Member]
Statement Line Items [Line Items]
Property, plant and equipment, Cost Beginning	7	19
Additions
Disposals / Retirements
Reclassifications		(11)
Impact of foreign exchange rate changes		(1)
Property, plant and equipment, Cost Ending	7	7
Property, plant and equipment, Accumulated depreciation Beginning	5	4
Disposals / Retirements
Depreciation expense	2	1
Impact of foreign exchange rate changes
Property, plant and equipment, Accumulated depreciation Ending	7	5
Property, plant and equipment, Carrying amount		2
Computer Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment, Cost Beginning	637	790
Additions		8
Disposals / Retirements	(311)	(137)
Reclassifications
Impact of foreign exchange rate changes	(12)	(24)
Property, plant and equipment, Cost Ending	314	637
Property, plant and equipment, Accumulated depreciation Beginning	624	769
Disposals / Retirements	(311)	(137)
Depreciation expense	6	14
Impact of foreign exchange rate changes	(12)	(22)
Property, plant and equipment, Accumulated depreciation Ending	307	624
Property, plant and equipment, Carrying amount	7	13
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Property, plant and equipment, Cost Beginning	40	42
Additions
Disposals / Retirements	(5)
Reclassifications
Impact of foreign exchange rate changes	(1)	(2)
Property, plant and equipment, Cost Ending	34	40
Property, plant and equipment, Accumulated depreciation Beginning	34	35
Disposals / Retirements	(5)
Depreciation expense		1
Impact of foreign exchange rate changes	(1)	(2)
Property, plant and equipment, Accumulated depreciation Ending	28	34
Property, plant and equipment, Carrying amount	$ 6	$ 6